Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and other operating income
Schedule of revenue

	2024	2023	2022
In-game purchases	393,854	434,326	459,660
Advertising	27,017	30,223	20,028
Licensing	62	—	—
Total	420,933	464,549	479,688

	2024	2023	2022
US	143,031	163,818	160,314
Europe	126,210	117,183	101,320
Asia	91,872	111,123	124,322
Other	59,820	72,425	93,732
Total	420,933	464,549	479,688